Average Annual Total Returns			12 Months Ended	20 Months Ended	23 Months Ended	37 Months Ended	60 Months Ended	89 Months Ended	102 Months Ended	117 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.60%				13.07%				12.19%
WisdomTree U.S. Total Dividend Fund | MSCI USA IMI Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.46%				11.01%				10.33%
WisdomTree U.S. Total Dividend Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%				14.41%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			14.22%				12.69%				11.84%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.65%				12.07%				11.16%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.78%				10.03%				9.65%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.40%				12.55%				10.01%
WisdomTree U.S. High Dividend Fund | S&P 500 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.19%				12.96%				11.73%
WisdomTree U.S. High Dividend Fund | MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.75%				13.87%				14.79%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			12.92%				12.05%				9.56%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.00%				11.06%				8.60%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.24%				9.44%				7.58%
WisdomTree U.S. AI Enhanced Value Fund | S&P 500 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.19%				12.96%				11.73%
WisdomTree U.S. AI Enhanced Value Fund | MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.75%				13.87%				14.79%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.63%				8.96%				8.16%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.20%				8.37%				7.41%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.99%				7.00%				6.46%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.94%				13.28%				12.62%
WisdomTree U.S. LargeCap Dividend Fund | S&P 500 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.19%				12.96%				11.73%
WisdomTree U.S. LargeCap Dividend Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%				14.82%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			15.59%				12.92%				12.27%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.04%				12.31%				11.60%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.58%				10.22%				10.03%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.26%				11.34%				9.91%
WisdomTree U.S. MidCap Dividend Fund | S&P MidCap 400 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%				11.01%				10.69%
WisdomTree U.S. MidCap Dividend Fund | S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%				9.12%				10.72%
WisdomTree U.S. MidCap Dividend Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%				14.41%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			3.91%				10.88%				9.51%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.28%				10.22%				8.82%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.75%				8.57%				7.62%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent			0.69%				8.09%				7.93%
WisdomTree U.S. SmallCap Dividend Fund | S&P SmallCap 600 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.70%				8.96%				9.64%
WisdomTree U.S. SmallCap Dividend Fund | S&P SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.02%				7.31%				9.81%
WisdomTree U.S. SmallCap Dividend Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%				14.41%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			0.26%				7.65%				7.53%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.44%)				6.94%				6.74%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.61%				5.95%				5.92%
WisdomTree U.S. Value Fund | S&P 500 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.19%				12.96%				11.73%
WisdomTree U.S. Value Fund | MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.75%				13.87%				14.79%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund
Prospectus [Line Items]
Average Annual Return, Percent			13.72%				15.57%				13.32%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.24%				15.08%				12.86%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.39%				12.46%				11.04%
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.66%			32.59%
Performance Inception Date		Dec. 14, 2022
WisdomTree U.S. Quality Growth Fund | S&P 500 Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.18%			26.39%
Performance Inception Date		Dec. 14, 2022
WisdomTree U.S. Quality Growth Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			21.03%
Performance Inception Date		Dec. 14, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			19.26%			32.25%
Performance Inception Date		Dec. 14, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.24%			32.22%
Performance Inception Date		Dec. 14, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.42%			26.03%
Performance Inception Date		Dec. 14, 2022
WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.51%		8.00%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. MidCap Quality Growth Fund | S&P MidCap 400 Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.46%		12.17%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. MidCap Quality Growth Fund | S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%		11.78%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. MidCap Quality Growth Fund | MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.75%		20.86%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			5.12%		7.77%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.99%		7.56%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.12%		5.97%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. SmallCap Quality Growth Fund | Index 29 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.01%		8.93%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. SmallCap Quality Growth Fund | Index 30 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.37%		8.81%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. SmallCap Quality Growth Fund | Index 31 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.02%		9.27%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. SmallCap Quality Growth Fund | Index 32 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.25%		20.25%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. SmallCap Quality Growth Fund | WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			5.60%		8.51%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. SmallCap Quality Growth Fund | WisdomTree U.S. SmallCap Quality Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.45%		8.38%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. SmallCap Quality Growth Fund | WisdomTree U.S. SmallCap Quality Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.43%		6.54%
Performance Inception Date		Jan. 24, 2024
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.58%				13.02%				14.04%
WisdomTree U.S. Quality Dividend Growth Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%				14.41%
WisdomTree U.S. Quality Dividend Growth Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%				14.82%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			12.24%				12.67%				13.68%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.84%				12.18%				13.14%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.50%				10.04%				11.34%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.14%				7.80%				9.49%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | S&P SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.02%				7.31%				9.81%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%				14.41%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			(0.25%)				7.38%				9.12%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.90%)				6.73%				8.47%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.29%				5.73%				7.34%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.53%				13.99%				14.09%
WisdomTree U.S. LargeCap Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%				14.82%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Average Annual Return, Percent			17.40%				13.90%				13.91%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.02%				13.45%				13.42%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.54%				11.06%				11.55%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.81%				10.85%				10.66%
WisdomTree U.S. MidCap Fund | S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%				9.12%				10.72%
WisdomTree U.S. MidCap Fund | S&P MidCap 400 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%				11.01%				10.69%
WisdomTree U.S. MidCap Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%				14.41%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Average Annual Return, Percent			8.44%				10.43%				10.27%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.06%				10.08%				9.88%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.24%				8.24%				8.38%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.40%				9.82%				10.30%
WisdomTree U.S. SmallCap Fund | S&P SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.02%				7.31%				9.81%
WisdomTree U.S. SmallCap Fund | S&P SmallCap 600 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.70%				8.96%				9.64%
WisdomTree U.S. SmallCap Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%				14.41%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.93%				9.40%				9.97%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.59%				9.04%				9.60%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.33%				7.39%				8.14%
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.62%				9.58%		10.69%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.42%		14.89%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | MSCI USA Investable Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.25%				13.30%		14.35%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500 Equal Weight Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.43%				10.48%		11.08%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Average Annual Return, Percent			4.46%				9.40%		10.55%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.12%				9.02%		10.16%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.88%				7.38%		8.54%
Performance Inception Date		Jun. 29, 2017
WisdomTree International Equity Fund | WisdomTree International Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			34.83%				10.68%				8.00%
WisdomTree International Equity Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.25%				13.36%				8.69%
WisdomTree International Equity Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%				8.92%				8.18%
WisdomTree International Equity Fund | WisdomTree International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent			34.40%				10.46%				7.74%
WisdomTree International Equity Fund | WisdomTree International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			33.61%				9.52%				6.89%
WisdomTree International Equity Fund | WisdomTree International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.24%				8.14%				6.09%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.94%				12.54%				8.28%
WisdomTree International High Dividend Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.25%				13.36%				8.69%
WisdomTree International High Dividend Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%				8.92%				8.18%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			42.41%				12.22%				7.97%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			41.29%				10.88%				6.81%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			26.19%				9.42%				6.14%
WisdomTree True Developed International Fund | WisdomTree True Developed International Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		37.66%				11.81%				8.35%
WisdomTree True Developed International Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		42.25%				13.36%				8.69%
WisdomTree True Developed International Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.22%				8.92%				8.18%
WisdomTree True Developed International Fund | WisdomTree True Developed International Fund
Prospectus [Line Items]
Average Annual Return, Percent	[2]		37.16%				11.59%				8.12%
WisdomTree True Developed International Fund | WisdomTree True Developed International Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		36.37%				10.66%				7.26%
WisdomTree True Developed International Fund | WisdomTree True Developed International Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.78%				9.06%				6.40%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			37.46%				9.19%				7.78%
WisdomTree International MidCap Dividend Fund | MSCI EAFE Mid Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.48%				6.28%				7.30%
WisdomTree International MidCap Dividend Fund | MSCI EAFE Mid Cap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			37.74%				9.39%				7.66%
WisdomTree International MidCap Dividend Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%				8.92%				8.18%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			36.96%				8.91%				7.37%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.14%				7.91%				6.53%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.83%				6.80%				5.77%
WisdomTree International SmallCap Dividend Fund | Index 66 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			34.16%				8.44%				7.94%
WisdomTree International SmallCap Dividend Fund | Index 67 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.83%				5.62%				7.49%
WisdomTree International SmallCap Dividend Fund | Index 68 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			37.65%				9.12%				8.11%
WisdomTree International SmallCap Dividend Fund | Index 69 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.22%				8.92%				8.18%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			33.49%				7.97%				7.27%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.42%				6.99%				6.45%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.84%				6.15%				5.77%
WisdomTree International AI Enhanced Value Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		42.25%				13.36%				8.69%
WisdomTree International AI Enhanced Value Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		31.22%				8.92%				8.18%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	[4]		38.03%				10.38%				7.78%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		36.32%				8.95%				6.60%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		23.41%				7.80%				5.95%
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.66%				5.81%			8.25%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%				8.92%			9.04%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			23.46%				5.43%			7.88%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.96%				4.88%			7.43%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.53%				4.25%			6.41%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Multifactor Fund | Index 74 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.22%				8.92%	8.21%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | Index 75 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			20.60%				11.47%	8.87%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				9.52%	7.26%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.39%				8.68%	6.56%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.58%				7.42%	5.71%
Performance Inception Date		Aug. 10, 2018
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.93%				7.48%				8.35%
WisdomTree Europe Quality Dividend Growth Fund | MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			35.41%				10.30%				8.52%
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			28.41%				7.07%				7.88%
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.84%				6.59%				7.43%
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.39%				5.60%				6.43%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.10%				7.04%				7.08%
WisdomTree Europe SmallCap Dividend Fund | MSCI Europe Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.96%				5.00%				7.16%
WisdomTree Europe SmallCap Dividend Fund | MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			35.41%				10.30%				8.52%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			32.94%				6.87%				6.75%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			31.76%				5.75%				5.85%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.65%				5.20%				5.31%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.36%				8.83%				8.35%
WisdomTree Japan SmallCap Dividend Fund | MSCI Japan Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.70%				5.52%				7.02%
WisdomTree Japan SmallCap Dividend Fund | MSCI Japan Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.60%				6.60%				7.62%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			30.87%				8.57%				7.82%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			30.26%				8.09%				7.40%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.08%				6.79%				6.38%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.91%				25.66%				14.62%
WisdomTree Japan Hedged Equity Fund | MSCI Japan Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.27%				15.88%				10.51%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent			31.21%				25.05%				13.97%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			31.00%				24.31%				13.41%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.97%				20.53%				11.60%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.04%				13.18%				10.19%
WisdomTree Europe Hedged Equity Fund | MSCI EMU Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%				11.46%				8.16%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent			23.33%				12.82%				9.76%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.07%				12.15%				9.18%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.37%				10.16%				7.93%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.00%				9.71%				10.15%
WisdomTree International Hedged Quality Dividend Growth Fund | MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			20.60%				11.47%				8.60%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			14.32%				9.07%				9.48%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.98%				8.03%				8.82%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.99%				7.01%				7.71%
WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.29%	8.37%
Performance Inception Date		May 08, 2024
WisdomTree India Hedged Equity Fund | MSCI India Index (Local) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.73%	8.45%
Performance Inception Date		May 08, 2024
WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.68%	7.09%
Performance Inception Date		May 08, 2024
WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.22%	7.37%
Performance Inception Date		May 08, 2024
WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.66%	6.53%
Performance Inception Date		May 08, 2024
WisdomTree Japan Opportunities Fund | WisdomTree Japan Hedged SmallCap Equity/WisdomTree Japan Opportunities Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		36.94%				22.45%				13.84%
WisdomTree Japan Opportunities Fund | MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5],[7]		29.66%				14.94%				10.00%
WisdomTree Japan Opportunities Fund | MSCI Japan Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		32.00%				12.45%				8.74%
WisdomTree Japan Opportunities Fund | MSCI Japan Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		24.60%				6.60%				7.62%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Percent	[5]		36.21%				21.87%				13.18%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		35.82%				21.10%				12.60%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		22.05%				17.75%				10.89%
WisdomTree European Opportunities Fund | WisdomTree Europe Hedged SmallCap Equity/WisdomTree European Opportunities Equity Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		39.51%				15.02%				11.26%
WisdomTree European Opportunities Fund | MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		37.57%				9.99%				8.71%
WisdomTree European Opportunities Fund | MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		35.41%				10.30%				8.52%
WisdomTree European Opportunities Fund | MSCI EMU Local Currency/MSCI Europe (Local) Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[11]		24.49%				11.59%				8.52%
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Percent	[8]		38.73%				14.84%				11.09%
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]		37.75%				13.97%				10.47%
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]		23.62%				11.80%				9.13%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.69%				11.76%				8.61%
WisdomTree Global High Dividend Fund | MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%				11.19%				11.72%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			23.00%				12.00%				8.81%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.87%				10.85%				7.74%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.32%				9.27%				6.85%
WisdomTree Global ex-U.S. Quality Growth Fund | WisdomTree Global ex-U.S. Quality Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13]		17.32%				4.71%				9.33%
WisdomTree Global ex-U.S. Quality Growth Fund | MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[12]		25.65%				4.01%				7.92%
WisdomTree Global ex-U.S. Quality Growth Fund | Index 104 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		32.39%				7.91%				8.41%
WisdomTree Global ex-U.S. Quality Growth Fund | WisdomTree Global ex-U.S. Quality Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	[12]		16.73%				4.23%				8.74%
WisdomTree Global ex-U.S. Quality Growth Fund | WisdomTree Global ex-U.S. Quality Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]		16.35%				3.80%				8.29%
WisdomTree Global ex-U.S. Quality Growth Fund | WisdomTree Global ex-U.S. Quality Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]		10.50%				3.38%				7.17%
WisdomTree New Economy Real Estate Fund | WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		26.14%				(0.86%)				2.23%
WisdomTree New Economy Real Estate Fund | Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14],[16]		0.59%				(4.09%)				(0.52%)
WisdomTree New Economy Real Estate Fund | MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[14]		32.39%				7.91%				8.41%
WisdomTree New Economy Real Estate Fund | MSCI World Index (Reflects no deduction for fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[14]		21.09%				12.15%				12.17%
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]
Average Annual Return, Percent	[14]		26.00%				(0.90%)				2.10%
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]		24.91%				(1.90%)				0.63%
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]		15.49%				(1.01%)				1.18%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.64%				9.96%				10.32%
WisdomTree Emerging Markets High Dividend Fund | MSCI Emerging Markets Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.74%				6.76%				7.96%
WisdomTree Emerging Markets High Dividend Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%				4.20%				8.42%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			20.54%				8.97%				9.39%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.49%				7.43%				8.16%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.44%				6.79%				7.48%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			20.93%				9.15%				10.13%
WisdomTree Emerging Markets SmallCap Dividend Fund | MSCI Emerging Markets Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.58%				8.43%				8.31%
WisdomTree Emerging Markets SmallCap Dividend Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%				4.20%				8.42%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			20.40%				8.23%				9.10%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.27%				7.36%				8.14%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.60%				6.51%				7.27%
WisdomTree Emerging Markets Quality Dividend Growth Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		33.57%				4.20%				8.42%
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	[17]		26.91%				4.69%				7.49%
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[17]		26.99%				4.24%				6.98%
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[17]		16.85%				3.70%				6.06%
WisdomTree Emerging Markets Multifactor Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%				4.20%	6.34%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Average Annual Return, Percent			21.68%				7.82%	5.84%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.88%				7.52%	5.50%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.26%				6.33%	4.73%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			30.22%				2.04%				8.94%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%				4.20%				8.42%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Average Annual Return, Percent			29.57%				1.45%				8.26%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.50%				1.25%				8.01%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.22%				1.24%				6.81%
WisdomTree India Earnings Fund | WisdomTree India Earnings Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.43%				14.83%				12.42%
WisdomTree India Earnings Fund | MSCI India Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.62%				9.88%				9.70%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.83%				11.52%				10.18%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.83%				11.82%				10.21%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.08%				9.81%				8.71%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			36.91%				(7.71%)				6.32%
WisdomTree China ex-State-Owned Enterprises Fund | MSCI China Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.17%				(3.20%)				5.54%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Average Annual Return, Percent			36.39%				(8.00%)				6.23%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			35.70%				(8.37%)				5.87%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.93%				(5.90%)				4.94%

[1]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree U.S. Dividend ex-Financials Index.
[2]	Fund performance shown for periods prior to October 23, 2025 reflects the performance of the Fund when it sought to track the Index as constructed and maintained in accordance with its prior methodology.
[3]	Index performance shown for periods prior to October 23, 2025 reflects the performance of the Index prior to the change in its methodology and name.
[4]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree International Dividend ex-Financials Index.
[5]	Fund performance shown for periods prior to June 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the WisdomTree Japan Hedged SmallCap Equity Index.
[6]	Performance reflects that of the WisdomTree Japan Hedged SmallCap Equity Index through June 30, 2025; WisdomTree Japan Opportunities Index’s returns are shown thereafter.
[7]	Performance reflects that of the MSCI Japan Small Cap Local Currency Index through June 30, 2025; MSCI Japan Local Currency Index’s returns are shown thereafter.
[8]	Fund performance shown for periods prior to May 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the WisdomTree Europe Hedged SmallCap Equity Index.
[9]	Performance reflects that of MSCI EMU Local Currency Index through May 30, 2025; MSCI Europe Local Currency Index’s returns are shown thereafter.
[10]	Performance reflects that of the MSCI EMU Small Cap Local Currency Index through May 30, 2025; MSCI Europe Value Index’s returns are shown thereafter.
[11]	Performance reflects that of WisdomTree Europe Hedged SmallCap Equity Index through May 30, 2025; WisdomTree European Opportunities Index’s returns are shown thereafter.
[12]	Fund performance shown for periods prior to October 23, 2025 reflects the performance of the Fund when it sought to track the Index as constructed and maintained in accordance with its prior methodology.
[13]	Index performance shown for periods prior to October 23, 2025 reflects the performance of the Index prior to the change in its methodology and name.
[14]	Fund performance shown for the period from April 20, 2022 through December 31, 2024 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the CenterSquare New Economy Real Estate Index. Fund performance shown for periods prior to April 20, 2022, reflects the performance of the Fund when it sought to track the price and yield performance of a prior underlying index, the WisdomTree Global ex-U.S. Real Estate Index.
[15]	The WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index represents the performance of the WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022; the CenterSquare New Economy Real Estate Index thereafter through April 9, 2025; and the WisdomTree New Economy Real Estate Index thereafter.
[16]	Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index represents the performance of the Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022 and the MSCI World Real Estate Investment Trust USD Index thereafter.
[17]	The Fund’s objective changed effective October 19, 2018. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.